UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%‡
	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Blue Nile*	43,200	$1,677,456
Einstein Noah Restaurant Group	93,736	1,521,335
Red Robin Gourmet Burgers*	16,362	930,671
Tilly’s, Cl A*	69,850	1,025,398

		5,154,860

CONSUMER STAPLES — 1.7%
Craft Brew Alliance*	35,600	320,400
Fairway Group Holdings, Cl A*	55,700	1,396,399

		1,716,799

ENERGY — 6.6%
Dawson Geophysical*	23,801	858,740
Natural Gas Services Group*	53,040	1,291,524
Panhandle Oil and Gas, Cl A	41,600	1,238,016
RigNet*	53,804	1,468,849
RPC	108,872	1,559,047

		6,416,176

FINANCIAL SERVICES — 28.6%
Banner	51,551	1,911,511
Berkshire Hills Bancorp	51,506	1,344,307
Bryn Mawr Bank	70,472	1,970,397
Calamos Asset Management, Cl A	162,096	1,726,323
Capital City Bank Group*	33,510	419,545
Columbia Banking System	74,598	1,863,458
Enterprise Financial Services	55,200	1,022,856
Financial Institutions	72,236	1,454,111
First Connecticut Bancorp	86,652	1,299,780
Flushing Financial	87,601	1,660,915
Hanmi Financial*	17,000	289,000
OceanFirst Financial	86,916	1,484,525
Pacific Continental	98,800	1,218,204
PacWest Bancorp	46,299	1,639,910
Park Sterling	261,456	1,751,755
Renasant	64,109	1,756,587
Sterling Bancorp, Cl N	114,276	1,548,440
Webster Financial	68,629	1,869,454
WSFS Financial	28,467	1,694,640

		27,925,718

HEALTH CARE — 12.1%
BioScrip*	85,754	1,393,502
Hanger Orthopedic Group*	54,317	2,005,384
HMS Holdings*	23,504	568,562
Merit Medical Systems*	31,348	411,913
MWI Veterinary Supply*	7,956	1,131,104
National Research, Cl A*	99,294	1,785,306
Natus Medical*	112,185	1,434,846
US Physical Therapy	71,056	2,033,623

	Shares	Value
HEALTH CARE — continued
Vocera Communications*	73,337	$1,061,920

		11,826,160

PRODUCER DURABLES — 30.0%
Altra Holdings	50,711	1,264,732
Astronics*	20,082	793,440
AZZ	32,544	1,231,140
Ceco Environmental	124,550	1,663,988
CRA International*	74,781	1,431,308
DXP Enterprises*	18,821	1,298,649
Exponent	17,621	1,165,101
Federal Signal*	117,550	1,140,235
GP Strategies*	45,213	1,194,075
Great Lakes Dredge & Dock	184,938	1,422,173
Hurco	53,062	1,512,267
Knight Transportation	67,292	1,141,945
LB Foster, Cl A	31,906	1,482,991
LMI Aerospace*	75,252	1,391,409
Marten Transport	65,238	1,119,484
Multi-Color	40,134	1,389,038
Old Dominion Freight Line*	31,611	1,380,769
On Assignment*	61,457	1,876,282
Raven Industries	31,272	958,799
Standard Parking*	54,062	1,244,507
Team*	28,267	1,107,784
Thermon Group Holdings*	67,715	1,354,977
Titan Machinery*	36,374	694,380

		29,259,473

TECHNOLOGY — 11.4%
Ambarella*	53,938	895,371
Computer Task Group	61,733	1,148,234
GSI Group*	164,959	1,387,305
II-VI*	56,821	1,004,595
IXYS	116,004	1,303,885
Methode Electronics	50,687	957,478
PDF Solutions*	50,472	1,035,685
Seachange International*	149,759	1,764,161
Virtusa*	63,524	1,637,649

		11,134,363

Total Common Stock (Cost $75,691,513)		93,433,549

CASH EQUIVALENT — 4.6%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $4,538,657)	4,538,657	4,538,657

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2013 (Unaudited)

Total Investments — 100.3% (Cost $80,230,170)†	$97,972,206

Percentages are based on Net Assets of $97,651,977.
*		Non-income producing security.
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		The rate reported is the 7-day effective yield as of July 31, 2013.
Cl	–	Class

As of July 31, 2013, all of the Fund’s investments are Level 1.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $80,230,170, and the unrealized appreciation and depreciation were $19,474,211 and ($1,732,175) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-0500

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013